Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Held to Maturity Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 94,518
One – Five Years, Amortized Cost	14,669,925
Five – Ten Years, Amortized Cost	43,982,890
After Ten Years, Amortized Cost	134,894,530
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	380,374,568	$ 360,457,164
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	380,374,568
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	93,366
One – Five Years, Fair Value	14,751,355
Five – Ten Years, Fair Value	44,292,643
After Ten Years, Fair Value	138,140,562
Available-for-sale Securities, Fair Value Disclosure	384,973,906	362,059,429
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	384,973,906
Equity Securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 186,732,705	$ 183,657,697